Note 6 - Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As of December 31, 2022	As of June 30, 2023
Financial assets at amortized cost:
Receivables from sale of investments (1)	$56,347	$57,223
Trade receivables	57,923	55,270
Other receivables (2)	18,993	6,561
Total financial assets at amortized cost	133,263	119,055
Financial assets at fair value through profit or loss:
Receivables from sale of investments	76,278	-
Unlisted ordinary and preferred shares (3)	86,997	164,359
Listed equity securities	66,250	-
Total financial assets at fair value through profit or loss	229,525	164,359
Total financial assets	$362,788	$283,414
Financial liabilities at amortized cost:
Lease liabilities and other loans	$7,836	$8,060
Trade and other payables	46,937	47,242
Dividends payable (Note 8) (1)	-	35,965
Other financial liabilities	12,220	10,636
Total financial liabilities at amortized cost	66,992	101,904
Total financial liabilities	$66,992	$101,904

Disclosure of detailed information about gain (loss) on investment portfolio [text block]
	Six months ended June 30,
	2022	2023
Realized net gain (loss)	$(6,389)	$37,564
Change in unrealized net gain (loss)	(18,576)	(34,321)
Net gain (loss) on investment portfolio	$(24,966)	$3,243